Stockholder's Equity (Tables)	3 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Schedule of Stock Options

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Balance at December 31, 2011	4,060,000	$0.40	9.75	$2,233,000
Granted	-	-	-
Exercised	-	-	-
Forfeited	-	-	-
Cancelled	-	-	-
Balance at June 30, 2012	4,060,000	$0.40	9.25	$933,800
Options exercisable at June 30, 2012	1,624,000	$0.40	9.25	$373,520
Options expected to vest	4,060,000
Weighted average fair value of options granted during the period		-